Note 2 - Description of the Plan (Details Textual) - EBP 88-0320154 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	85.00%
EBP, Employer Contribution, Discretionary Compensation Match, Percentage	6.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Employee Benefit Plan, Note Receivable From Participant, Interest Rate Spread On Prime Rate	1.00%
EBP, Tax Percent on Hardship Distribution	10.00%
EBP, Participant Self Contributions, Vested Percentage	100.00%
EBP, Vesting Years Of Service (Year)	3 years
EBP, Forfeited Nonvested Account, Reallocated to Participant	$ 242,784
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	279,075
EBP, Forfeited Nonvested Account	40,979	$ 81,103
EBP, Excess Contribution Payable	$ 245,316	$ 137,676
Employee Benefit Plan, Vested Percentage On Plan Termination	100.00%
Minimum [Member]
Employee Benefit Plan, Note Receivable From Participant, Term (Year)	1 year
Maximum [Member]
Employee Benefit Plan, Note Receivable From Participant, Term (Year)	5 years
EBP, Hardship Age for Participant	59.5